REVENUES, DEFERRED REVENUES AND DEFERRED COSTS (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
Remaining performance obligations	$ 57,094	$ 60,691	$ 57,595
Remaining performance obligations next twelve months	$ 35,851
Revenue remaining performance obligation percentage	59.00%